Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Financial Risk Management [Abstract]
Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate

The balances held at the end of the year that give rise to currency risk exposure are presented in USD in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2018 and June 30, 2017 would have had on the Group’s reported net profits/(losses) and/or equity balance.

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2018	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 81	$(14)	$20
Bank accounts - CHF	CHF 157	$31	$(31)
Bank accounts - SGD	SGD 178	$49	$(49)
Bank accounts - EUR	EUR 2	$0	$(0)
Trade and other receivables - SGD	SGD 29	$8	$(8)
Trade and other receivables - USD	USD 10,000	$(1,667)	$2,500
Trade and other receivables - CHF	CHF 6	$1	$(1)
Trade and other receivables - EUR	EUR 4,750	$815	$(815)
Trade payables and accruals - USD	(USD 1,797)	$300	$(449)
Trade payables and accruals - AUD	(AUD 446)	$(121)	$121
Trade payables and accruals - SGD	(SGD 176)	$(48)	$48
Trade payables and accruals - GBP	(GBP 52)	$(0)	$(2)
Trade payables and accruals - EUR	(EUR 1)	$(0)	$0
Trade payables and accruals - CHF	(CHF 50)	$(10)	$10
Trade payables and accruals - SEK	(SEK 118)	$2	$(3)
Provisions - SGD	(SGD 74)	$(20)	$20
Provisions - CHF	(CHF 2)	$(0)	$0
		$(674)	$1,361

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2017	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 447	$(74)	$112
Bank accounts - CHF	CHF 183	$35	$(35)
Bank accounts - SGD	SGD 325	$90	$(90)
Trade and other receivables - SGD	SGD 48	$13	$(13)
Trade and other receivables - USD	USD 40	$(7)	$10
Trade and other receivables - CHF	CHF 1	$0	$(0)
Trade payables and accruals - USD	(USD 2,016)	$336	$(504)
Trade payables and accruals - AUD	(AUD 441)	$(115)	$115
Trade payables and accruals - SGD	(SGD 197)	$(54)	$54
Trade payables and accruals - EUR	(EUR 42)	$(7)	$7
Trade payables and accruals - CHF	(CHF 19)	$(4)	$4
Provisions - SGD	(SGD 65)	$(18)	$18
		$195	$(322)

Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	June 30, 2018		June 30, 2017
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Non-current borrowings
Variable rate borrowings - Hercules	31,966	54%	—	—
	31,966	54%	—	—

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned

The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	June 30, 2018			June 30, 2017
(in U.S. dollars, in thousands, except percent data)	Low	High		Low	High
Borrowings - USD	9.95%	9.95%	USD 31,966(2)	—	—	—
Rate increase by 5%	10.45%	10.45%	USD 159	—	—	—
Rate decrease by 5%(1)	9.45%	9.45%	(USD 159)	—	—	—

(1)	The interest rate will not decrease to below 9.45% per the terms of the loan agreement.
(2)	The effect on profit/loss of interest rate changes is based on the loan carrying value of $32.0 million with principal payments commencing in October 2019.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2018 and June 30, 2017 The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	June 30, 2018			June 30, 2017
(in U.S. dollars, in thousands, except percent data)	Low	High		Low	High
Funds invested - USD	0.80%	0.80%	USD 99	0.55%	0.55%	USD 37,577
Rate increase by 10%	0.88%	0.88%	USD 0	0.61%	0.61%	USD 21
Rate decrease by 10%	0.72%	0.72%	(USD 0)	0.50%	0.50%	(USD 21)

AUD	Low	High		Low	High
Funds invested - AUD	2.72%	2.72%	AUD 600	2.42%	2.42%	AUD 600
Rate increase by 10%	2.99%	2.99%	AUD 2	2.66%	2.66%	AUD 1
Rate decrease by 10%	2.45%	2.45%	(AUD 2)	2.18%	2.18%	(AUD 1)

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	June 30, 2018		June 30, 2017
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Non-current borrowings
Borrowings - NovaQuest	27,431	46%	—	—
	27,431	46%	—	—

Schedule of Group's Receivables

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The Group does not generally have trade receivables. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	542	38,039
Cash at bank (Note 5(a)) - minimum A rated	37,221	7,722
Trade and other receivables
Receivable from other parties (non-rated)	45,745	1,067
Receivable from the Australian Government (Income Tax)	3,305	1,631
Receivable from the Australian Government (Foreign Withholding Tax)	400	—
Receivable from minimum A rated bank deposits (interest)	262	12
Receivable from the Australian Government (Goods and Services Tax)	48	86
Receivable from the United States Government (Income Tax)	24	27
Receivable from the Swiss Government (Value-Added Tax)	6	1
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,473	—

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value

As of June 30, 2018, the maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s borrowings, on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(3,928)	(15,495)	(54,826)	(49,228)	(123,477)	(59,397)
	(3,928)	(15,495)	(54,826)	(49,228)	(123,477)	(59,397)

(1)	Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2018 without taking account drawdowns of further tranches.
(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of pediatric aGVHD.